SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2021
SIGNIFICANT ACCOUNTING POLICIES
Presentation and Principles of Consolidation

Presentation and Principles of Consolidation

The accompanying consolidated financial statements and related notes have been prepared in accordance with generally accepted accounting principles in the United Stated of America. All inter-company transactions and balances have been eliminated upon consolidation.

	Registered		Ownership as of the
Entity Name	Location	Background	issuance date of the report
ZK	BVI	• Incorporated on May 13, 2015
International		• Registered capital of USD 50,000, not paid	16.82% by HUANG Jian Cong
		• A holding company with no operation activities itself for the years then ended	6.22% by WANG Guo Lin

ZK Pipe	Hong Kong	• Incorporated on May 28, 2015
		• Registered capital of HKD 1,000,000, not paid	100% by ZK International
• Have not commenced operations

Wenzhou Weijia	Wenzhou	• Incorporated on June 17, 2015
		• Registered capital of USD 20,000,000, not paid	100% by ZK Pipe
• Have not commenced operations

Zhejiang Zhengkang	Wenzhou	• Incorporated on December 4, 2001	99% by Wenzhou Weijia
		• Registered capital of RMB 100,000,000, RMB 30,000,000 paid	1% by HUANG Jian Cong
• Principally operated in manufacturing and sales of steel strip, steel pipe and fittings

Wenzhou Zhengfeng	Wenzhou	• Incorporated on December 24, 1999
		• Registered capital of RMB 2,880,000, fully paid	100% by Zhejiang Zhengkang
• Principally operated in trading of steel strip, mainly purchased from Zhejiang Zhengkang

ZK Uganda	Uganda	• Incorporated on March 23, 2018
		• Registered capital of 20 Million Uganda Shillings, not paid.	80% by ZK International
• Have not commenced operations

xSigma Corporation	BVI	• Incorporated on January 18, 2018
		• Registered capital of USD 50,000, not paid	51% by ZK International
• Have not commenced operations

xSigma Collectibles Limited	BVI	• Incorporated on July 6, 2021
		• Registered capital of USD 100, not paid	100% by ZK International
• Principally operated in NFT (Non-Fungible Token) marketplace

xSigma Entertainment Limited	BVI	• Incorporated on March 17, 2021
		• Registered capital of USD 50,000, not paid	100% by ZK International
• A holding company that holds ownership in CG Malta, a sports betting and casino operator

xSigma Trading LLC	Daleware, United States	• Incorporated on June 7, 2021	100% by xSigma Corporation
• Registered capital and paid in capital was zero
• Have not commenced operations

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States of America (US GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Such estimates include, but are not limited to, allowances of accounts receivable, inventory valuation, useful life of property, plant and equipment and income taxes related to realization of deferred tax assets and uncertain tax position. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The financial records of the Company’s PRC subsidiaries are maintained in their local currencies which are RMB and ZK Pipe in Hong Kong also use RMB as functional currency. Monetary assets and liabilities denominated in currencies other than their local currencies are translated into local currencies at the rates of exchange in effect at the balance sheet dates. Transactions denominated in currencies other than their local currencies during the year are converted into local currencies at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in other income/ (expense), net in the statements of operations and comprehensive income.

ZK International maintained its financial record using the United States dollar (“US dollar”) as the functional currency, while the subsidiaries of the Company in Hong Kong and mainland China maintained their financial records using RMB as the functional currencies. The reporting currency of the Company is US dollar. When translating local financial reports of the Company’s subsidiaries into US dollar, assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenue, expenses, gains and losses are translated at the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statements of operations and comprehensive income.

The relevant exchange rates are listed below:

	For the Fiscal Years
	Ended September 30
	2021	2020	2019

Period Ended RMB: USD exchange rate	6.4434	6.7896	7.1477
Period Average RMB: USD exchange rate	6.5072	7.0056	6.8753

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents primarily consist of cash and deposits with financial institutions which are unrestricted as to withdrawal and use. Cash equivalents consist of highly liquid investments that are readily convertible to cash generally with original maturities of three months or less when purchased.

Short-term Investment

Short-term Investment

The Company’s short-term Investment consists of short-term held-to-maturity investments, mainly term deposits, in commercial banks with original maturities of more than 90 day but less than one year. As of September 30, 2021, the Company has short-term investment of $2,560,760, while it had $294,568 short-term investment as of September 30, 2020.

Long-term Deposit

Long-term Deposit

Long-term deposit consists of cash deposit of RMB 80,367,541 Zhejiang Zhengkang pledged to two entities, which the Company is seeking to acquire certain percentage of ownership of each (“Target Company” or collectively “Target Companies”). The deposits are used as acquisition deposits required by the two Target Companies in order to execute their respective acquisition memorandum which details the acquisition and valuation methods but is not legally binding. As of September 30, 2021 the total deposits pledged were $12,472,847, with $11,533,902 to one Target Company and $938,945 to the other. The fund pledged to the Target Companies have no definite term, however the Company anticipates the detailed acquisition proposals will be presented to the Board of Directors and shareholders of the Company for voting within one year. In the case that any acquisition is approved by both parties, the deposits will be used as initial payments and offset the total cash considerations of the deal. If any of the acquisition failed to be approved, the Target Companies are obligated to return the deposit to Zhejiang Zhengkang. As of September 30, 2021, the acquisition was neither approved or disapproved as the two acquisitions are still in the process of undergoing legal and financial due diligence, however one acquisition was terminated in the subsequent period. The potential acquisition for one target with deposit of $11,533,902 was terminated due to the target was acquired by a Chinese State Owned Enterprise. Subsequent to yearend, management of the Company has reached an oral agreement with the target to convert the deposit amount to a loan. As the Company still outsourced part of its pipe production to the target, the loan can be used as the Company’s future outsourcing production fee payment or to be returned by the target.

Long-term investments

Long-term investments

Effective October 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-01 and related ASU 2018-03 concerning recognition and measurement of financial assets and financial liabilities. In adopting this new guidance, the Company has made an accounting policy election to adopt an adjusted cost method measurement alternative for investments in equity securities without readily determinable fair values.

For equity investments that are accounted for using the measurement alternative, the Company initially records equity investments at cost but is required to adjust the carrying value of such equity investments through earnings when there is an observable transaction involving the same or a similar investment with the same issuer or upon an impairment.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable arise from the product sales in the normal course of business. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures. Based on management of customers’ credit and ongoing relationship, management makes conclusions whether any balances outstanding at the end of the period will be deemed uncollectible on an individual basis and on aging analysis basis. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Uncollectible receivable are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

The allowance for doubtful accounts recognized as of September 30, 2021 and 2020 was $2,221,870 and $2,020,373, respectively.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is principally determined using the weighted-average method. The Company records adjustments to inventory for excess quantities, obsolescence or impairment when appropriate to reflect inventory at net realizable value. These adjustments are based upon a combination of factors including current sales volume, market conditions, lower of cost or market analysis and expected realizable value of the inventory.

Provision for inventory recognized as of September 30, 2021 and 2020 were $113,011 and $107,248, respectively.

Advance to Suppliers and Advance from Customers

Advance to Suppliers and Advance from Customers

Advance to suppliers refer to advances for purchase of materials or other service agreements, which are applied against trade accounts payable when the materials or services are received. Advance from customers refer to advances received from customers regarding product sales, which are applied against accounts receivable when products are sold.

The Company reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Company would write off such amount in the period when it is considered impaired. During fiscal year ended September 30, 2021 and 2020, the Company wrote off advance to suppliers of $nil and $103,887, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC Topic 820, Fair Value Measurements and Disclosures, requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, Financial Instruments, defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities that qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
●	Level 3 inputs to the valuation methodology use one or more unobservable inputs which are significant to the fair value measurement.

For the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, short-term investment, notes receivable, notes payable, bank loans, other receivables and other borrowings, the carrying amounts approximate their fair values due to their short maturities as of September 30, 2021 and 2020. For lease liabilities, fair value approximates their carrying value at the year end as the interest rates used to discount the host contracts approximate market rates. The company did not identify any instruments that were measured at fair value on a recurring nor non-recurring basis for the year ended September 30, 2021 and 2020. During the year ended September 30, 2021, the Company issued convertible notes and the convertible notes issued were classified as liabilities and measured at fair value on the issuance date, with changes in fair value recognized as other expense on the consolidated statements of operations and disclosed in the consolidated financial statements.

Property and Equipment, net

Property and Equipment, net

Property, plant, and equipment are recorded at cost less accumulated depreciation. Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful lives
Buildings	40 years
Machinery	10 years
Furniture, fixtures, and equipment	10 years
Motor vehicles	10 years

Upon retirement or disposition, the asset cost and related accumulated depreciation are removed with any gain or loss recognized in the consolidated statements of operations and comprehensive income. Repair and maintenance costs that do not extend the economic life of the underlying assets are expensed as incurred.

Costs incurred in constructing new facilities, including progress payments and other costs related to construction, are capitalized, and transferred to property, plant and equipment on completion, at which time depreciation commences.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of land use rights and software. Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time and these land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at cost less accumulated amortization. For the internal use software developed by both internal team and by external entity under development arrangements, the costs incurred during the Application Development Stage were capitalized pursuant to ASC 350-40-25.

Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Useful lives
Land use rights	46 years
Software	5 years

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company management review the carrying values of long-lived assets whenever events and circumstances, such as a significant decline in the asset’s market value, obsolescence or physical damage affecting the asset, significant adverse changes in the assets use, deterioration in the expected level of the assets performance, cash flows for maintaining the asset are higher than forecast, indicate that the net book value of an asset may not be recovered through expected future cash flows from its use and eventual disposition. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value.

There was no impairment charge recognized for long-lived assets as of September 30, 2021, 2020 and 2019.

Leases

Leases

Effective October 1, 2019, the Company accounts for its leases under ASC 842, Leases (“ASC 842”). Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases, and are recorded on the consolidated balance sheet as both a right of use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term.

In calculating the right of use asset and lease liability, the Company elects to combine lease and non-lease components as permitted under ASC 842. The Company excludes short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election and recognizes rent expense on a straight-line basis over the lease term.

The Company continues to account for leases in the prior period financial statements under ASC Topic 840.

Value-added Tax

Value-added Tax

Value-added taxes (“VAT”) collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue. The Company is subject to a VAT rate of 17% before May 1, 2018, a VAT rate of 16% effective on May 1, 2018, and the most current VAT rate of 13% effective on April 1, 2019. The VAT payable may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.

Convertible note, net

Convertible note, net

The Company evaluated the convertible notes issued pursuant to the ASC 470-20-25-4 Beneficial Conversion Feature (“BCF”) guidance. The BCF was measured the intrinsic values for convertible notes on the commitment dates, which are the dates that the agreements were signed with the investors. The Company’s convertible notes both have stated redemption dates (maturity dates), which are 12 months from the issuance dates, the BCF values will be accreted from issuance date to the conversion date or the stated maturity date, whichever is earlier. The accretion calculation is based on effective interest rate method consistent with the ordinary debt instruments.

Stock-based compensation

Stock-based compensation

The Company accounts for share-based payment exchanged for services at the estimated grant date fair value. The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model and the Company estimates the stock warrants by performing Monte Carlo simulation analysis to calculate the fair value of the committed warrants. The Company’s share price was simulated under a risk-neutral framework using Geometric Brownian Motion (“GBM”). The daily share price was simulated from the valuation date through to the latest expiry date. The assumptions used in calculating the fair value of stock-based compensation represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment.

Expected Term - The expected term of options represents the period that the Company’s stock option are expected to be outstanding based on the simplified method, which is the half-life from vesting to the end of its contractual term.

Expected Volatility - The Company computes stock price volatility over expected terms based on its historical common stock trading prices.

Risk-Free Interest Rate - The Company bases the risk-free interest rate on the implied yield available on U. S. Treasury zero-coupon issues with an equivalent remaining term.

Expected Dividend - The Company has never declared or paid any cash dividends on its common shares and does not plan to pay cash dividends in the foreseeable future, and, therefore, uses an expected dividend yield of zero in its valuation models.

Revenue Recognition

Revenue Recognition

The Company generates its revenues mainly from sales of steel piping products and sales of steel materials such as stainless steel coil and strip. The Company follows Financial Accounting Standards Board (FASB) ASC 606 and accounting standards updates (“ASU”) 2014-09 for revenue recognition. On October 1, 2018, the Company has early adopted ASC 606, which is a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) Identify the Contract with a Customer, (2) Identify the Performance Obligations in the Contract, (3) Determine the Transaction Price, (4) Allocate the Transaction Price to the Performance Obligations in the Contract, and (5) Recognize Revenue When (or As) the Entity Satisfies a Performance Obligation. Results for reporting periods beginning after October 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported under the previous accounting standards ASC 605. The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606 and there was no material unfinished contracts with customers upon adoption of ASC 606, therefore there was no material changes to the Company’s consolidated financial statements upon adoption of ASC 606, and there have not been any significant changes to company’s business processes, systems, or internal controls as a result of implementing the standard.

The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with a customer. As part of its consideration of the contract, the Company evaluates certain factors including the customer’s ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products, each of which are distinct, to be the identified performance obligations.

In determining the transaction price the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled. The Company has assessed the financing component on contract basis, and conclude there is no significant financing component exist either implicitly or explicitly. The Company allocates the transaction price to each distinct product based on their relative standalone selling price.

Revenues are reported net of all value added taxes. The Company does not routinely permit customers to return products, while in certain conditions product changes are allowed, and historically customer returns have been immaterial and due to the nature of company’s products no warranty is offered. Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied at a point in time), which typically occurs at delivery.

Since February 2021, xSigma Corporation launched a stable coin exchange platform which is built on smart contract. Liquidity provider who provides liquidity for certain stable coin on the exchange is awarded a certain amount of SIG token, a governance token issued by the smart contract. The SIG holder is entitled to the commission revenue generated by the exchange and as the project founder xSigma Corporation is holding 30% all SIG token issued and outstanding. Though SIG was listed on one cryptocurrency exchange and has public market price, however due to the token’s low trading volume and unstable market price the Company decides not to recognize revenue for the token it owned until monetization of the token. There is currently no specific definitive guidance under GAAP or alternative accounting framework for the accounting for digital currencies recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the FASB, the Company may be required to change its policies, which could have an effect on the Company’s consolidated financial position and results from operations.

Government Grant

Government Grant

Government grants are recognized when received and all the conditions for their receipt have been met.

Government grants as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. During the years ended as of September 30, 2021, 2020 and 2019, $446,480, $327,651, and $912,844, respectively, government grants were recognized as other income for financial support to the Company under local government’s innovation incentive programs.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred. Research and development reimbursements and grants received from government are recorded by the Company as a reduction of research and development costs.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method whereby it calculates deferred tax assets or liabilities for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted tax rates applicable to the years in which those temporary differences are expected to be reversed or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as non-current amounts.

We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. Tax benefits (expense) recorded as of September 30, 2021 and 2020 were ($406,064) and $406,637, respectively.

Advertising costs

Advertising costs

Advertising costs are expensed as incurred in accordance with ASC 720-35 Other Expense-Advertising costs. Advertising costs were $104,661, $82,884, and $306,288 for years ended September 30, 2021, 2020 and 2019, respectively.

Earnings Per Share

Earnings Per Share

Earnings (loss) per share is calculated in accordance with ASC 260 Earnings per Share. Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed in accordance with the treasury stock method and based on the weighted average number of common shares and dilutive common share equivalents. Dilutive common share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.

Concentration of Risks

Concentration of Risks

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks mainly from fluctuations and the degree of volatility of foreign exchange rates between the USD and the RMB.

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents, short-term investment, notes receivable, accounts receivable and other receivables, the balances of which are stated on the consolidated balance sheets which represent the Company’s maximum exposure. The Company places its cash and cash equivalents, and short-term investment in good credit quality financial institutions in Hong Kong and China. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition. The concentration analysis of our revenue and accounts receivable is shown in Note 15.

Interest Rate Risks

The Company is subject to interest rate risk. The Company has bank interest bearing loans charged at variable interest rates. And although some bank interest bearing loans are charged at fixed interest rates within the reporting period, the Company is still subject to the risk of adverse changes in the interest rates charged by the banks when these loans are refinanced.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

New Accounting Pronouncements Recently Adopted

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). The amendments in this ASU modify the disclosure requirements on fair value measurements. ASU 2018-13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The Company does not plan to early adopt ASU 2018-13 or expect this update will have a material impact on the Company’s consolidated financial position, results of operations and cash flows.

New Accounting Pronouncements Not Yet Adopted

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. This ASU is effective for annual reporting periods beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. This update permits the use of either the modified retrospective or fully retrospective method of transition. The Company is currently evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.